INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Balance Sheet (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013	May 31, 2013
Total current assets	$ 1,441,298	$ 10,382
Total assets	2,519,096	193,789
Total current liabilities	4,092,596	1,301,675
OXFC Trading Limited
Total current assets			71,168
Noncurrent assets			9
Total assets			71,177
Total current liabilities			607,777
Noncurrent liabilities			194,515
Total liabilities			802,292
Net assets (deficiency)			$ (731,115)